Contingencies and Certain Commitments (Action In Which We Are The Defendant) (Details) £ in Millions	1 Months Ended
	Oct. 31, 2018 manufacturer	Sep. 30, 2018 lagoon	Nov. 30, 2017 class_action	Mar. 31, 2015 Patents	Mar. 31, 2013 lagoon	Dec. 31, 2019 lawsuit	Dec. 31, 2016 GBP (£)
Loss Contingencies [Line Items]
Number of class actions filed | class_action			2
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed				6
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed				2
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed				4
Pfizer And Hospira And Various Other Manufacturers Versus Mississippi Attorney General [Member] | Docetaxel [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of defendants other than main defendant | manufacturer	8
Environmental Remediation Litigation [Member]
Loss Contingencies [Line Items]
Feasibility study, number of lagoons | lagoon		2			2
Violation of Antitrust Laws [Member] | Phenytoin Sodium Capsules [Member]
Loss Contingencies [Line Items]
Imposed fine | £							£ 84.2
Minimum [Member] | Epi Pen [Member]
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit						1